Loans, Impaired Loans, and Allowance For Credit Losses	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Loans, Impaired Loans, and Allowance For Credit Losses

NOTE 8:  LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES

Credit Quality of Loans

In the retail portfolio, including individuals and small businesses, the Bank manages exposures on a pooled basis, using predictive credit scoring techniques. For non-retail exposures, each borrower is assigned a BRR that reflects the PD of the borrower using proprietary industry and sector-specific risk models and expert judgment. Refer to the shaded areas of the "Managing Risk" section of the 2019 MD&A for further details, as well as the mapping of PD ranges to risk levels for retail exposures and the Bank's 21-point BRR scale to risk levels and external ratings for non-retail exposures.

The following tables provide the gross carrying amounts of loans and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans by Risk Ratings[1]
(millions of Canadian dollars)	As at
	October 31, 2019					October 31, 2018
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Residential mortgages[2,3,4]
Low Risk	$181,748	$77	$	n/a	$181,825	$168,690	$32	$	n/a	$168,722
Normal Risk	43,988	248		n/a	44,236	47,821	176		n/a	47,997
Medium Risk	5,817	433		n/a	6,250	5,106	267		n/a	5,373
High Risk	964	1,454		366	2,784	892	1,264		317	2,473
Default	n/a	n/a		545	545	n/a	n/a		626	626
Total	232,517	2,212		911	235,640	222,509	1,739		943	225,191
Allowance for loan losses	28	26		56	110	24	34		52	110
Loans, net of allowance	232,489	2,186		855	235,530	222,485	1,705		891	225,081
Consumer instalment and other personal[5]
Low Risk	92,601	953		n/a	93,554	87,906	983		n/a	88,889
Normal Risk	46,878	973		n/a	47,851	48,008	1,190		n/a	49,198
Medium Risk	27,576	879		n/a	28,455	23,008	1,063		n/a	24,071
High Risk	6,971	2,435		618	10,024	6,158	2,386		817	9,361

Default	n/a	n/a		450	450	n/a	n/a		560	560

Total	174,026	5,240		1,068	180,334	165,080	5,622		1,377	172,079

Allowance for loan losses	690	384		175	1,249	574	349		180	1,103

Loans, net of allowance	173,336	4,856		893	179,085	164,506	5,273		1,197	170,976
Credit card
Low Risk	7,188	48		n/a	7,236	7,234	11		n/a	7,245
Normal Risk	10,807	82		n/a	10,889	9,780	66		n/a	9,846
Medium Risk	11,218	275		n/a	11,493	11,347	246		n/a	11,593
High Risk	4,798	1,670		355	6,823	4,435	1,445		333	6,213
Default	n/a	n/a		123	123	n/a	n/a		121	121
Total	34,011	2,075		478	36,564	32,796	1,768		454	35,018
Allowance for loan losses	732	521		322	1,575	379	283		341	1,003
Loans, net of allowance	33,279	1,554		156	34,989	32,417	1,485		113	34,015
Business and government[2,3,4,6]
Investment grade or Low/Normal Risk	120,940	153		n/a	121,093	118,414	57		n/a	118,471
Non-Investment grade or Medium Risk	119,256	5,298		n/a	124,554	108,678	5,272		n/a	113,950
Watch and classified or High Risk	951	4,649		158	5,758	666	3,746		97	4,509
Default	n/a	n/a		730	730	n/a	n/a		736	736
Total	241,147	10,100		888	252,135	227,758	9,075		833	237,666
Allowance for loan losses	672	648		193	1,513	651	551		131	1,333
Loans, net of allowance	240,475	9,452		695	250,622	227,107	8,524		702	236,333
Total loans[6,7]	681,701	19,627		3,345	704,673	648,143	18,204		3,607	669,954
Total Allowance for loan losses[7]	2,122	1,579		746	4,447	1,628	1,217		704	3,549
Total loans, net of allowance[6,7]	$679,579	$18,048		$2,599	$700,226	$646,515	$16,987		$2,903	$666,405
[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]

As at October 31, 2019, impaired loans with a balance of $127 million (October 31, 2018 – $124 million) did not have a related allowance for loan losses. An allowance was not required for these loans as the balance relates to loans where the realizable value of the collateral exceeded the loan amount.

[3]

As at October 31, 2019, excludes trading loans and non-trading loans at FVTPL with a fair value of $12 billion (October 31, 2018 – $11 billion) and $2 billion (October 31, 2018 – $1 billion), respectively.

[4]	As at October 31, 2019, includes insured mortgages of $88 billion (October 31, 2018 – $95 billion).
[5]	As at October 31, 2019, includes Canadian government-insured real estate personal loans of $13 billion (October 31, 2018 – $14 billion).
[6]

As at October 31, 2019, includes loans that are measured at FVOCI of $2 billion (October 31, 2018 – $3 billion) and customers' liability under acceptances of $13 billion (October 31, 2018 – $17 billion).

[7]

As at October 31, 2019, Stage 3 includes ACI loans of $313 million (October 31, 2018 – $453 million) and a related allowance for loan losses of $12 million (October 31, 2018 – $18 million), which have been included in the "Default" risk rating category as they were impaired at acquisition.

Loans by Risk Ratings – Off-Balance Sheet Credit Instruments[1,2]
(millions of Canadian dollars)	As at
	October 31, 2019					October 31, 2018

	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Retail Exposures[3]
Low Risk	$227,757	$732	$	n/a	$228,489	$236,456	$1,007	$	n/a	$237,463
Normal Risk	67,245	570		n/a	67,815	50,116	654		n/a	50,770
Medium Risk	13,204	277		n/a	13,481	12,005	349		n/a	12,354
High Risk	1,869	854		–	2,723	1,423	986		–	2,409
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures[4]
Investment grade	179,650	–		n/a	179,650	166,769	–		n/a	166,769
Non-Investment grade	64,553	3,397		n/a	67,950	61,763	1,957		n/a	63,720
Watch and classified	2	2,126		–	2,128	–	2,004		–	2,004

Default	n/a	n/a		108	108	n/a	n/a		96	96

Total off-balance sheet credit instruments	554,280	7,956		108	562,344	528,532	6,957		96	535,585

Allowance for off-balance sheet credit instruments	293	277		15	585	550	477		2	1,029

Total off-balance sheet credit instruments, net of allowance	$553,987	$7,679		$93	$561,759	$527,982	$6,480		$94	$534,556
[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.
[2]	Exclude mortgage commitments.
[3]

As at October 31, 2019, includes $311 billion (October 31, 2018 – $302 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

[4]	As at October 31, 2019, includes $41 billion (October 31, 2018 – $37 billion) of the undrawn component of uncommitted credit and liquidity facilities.

The following table presents information related to the Bank's impaired loans as at October 31.

Impaired Loans[1]
(millions of Canadian dollars)	As at
	October 31, 2019					October 31, 2018

	Unpaid principal balance	[2]	Carrying value	Related allowance for credit losses	Average gross impaired loans	Unpaid principal balance	[2]	Carrying value	Related allowance for credit losses	Average gross impaired loans
Residential mortgages	$788		$724	$53	$698	$776		$709	$47	$726
Consumer instalment and other personal	1,159		1,037	173	1,160	1,465		1,331	178	1,325
Credit card	478		478	322	465	454		454	341	422

Business and government	870		793	186	906	726		660	120	580

Total	$3,295		$3,032	$734	$3,229	$3,421		$3,154	$686	$3,053
[1]	Balances exclude ACI loans.
[2]	Represents contractual amount of principal owed.

The changes to the Bank's allowance for loan losses, as at and for the year ended October 31 are shown in the following tables.

Allowance for Loan Losses[1]
(millions of Canadian dollars)	For the years ended October 31
	2019				2018
	Stage 1	Stage 2	Stage 3 [2]	Total	Stage 1	Stage 2	Stage 3 [2]	Total
Residential Mortgages
Balance at beginning of period	$24	$34	$52	$110	$24	$26	$57	$107
Provision for credit losses
Transfer to Stage 1[3]	35	(33)	(2)	–	24	(23)	(1)	–
Transfer to Stage 2	(5)	13	(8)	–	(4)	8	(4)	–
Transfer to Stage 3	(2)	(8)	10	–	–	(9)	9	–
Net remeasurement due to transfers[4]	(16)	6	–	(10)	(14)	6	–	(8)
New originations or purchases[5]	14	n/a	n/a	14	14	n/a	n/a	14
Net repayments[6]	–	(1)	–	(1)	(1)	(1)	(5)	(7)
Derecognition of financial assets (excluding disposals and write-offs)[7]	(4)	(5)	(17)	(26)	(3)	(2)	(4)	(9)
Changes to risk, parameters, and models[8]	(18)	20	49	51	(16)	29	24	37
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(31)	(31)	–	–	(31)	(31)
Recoveries	–	–	1	1	–	–	3	3

Foreign exchange and other adjustments	–	–	2	2	–	–	4	4

Balance at end of period	$28	$26	$56	$110	$24	$34	$52	$110
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$599	$392	$180	$1,171	$529	$355	$171	$1,055
Provision for credit losses
Transfer to Stage 1[3]	352	(333)	(19)	–	303	(285)	(18)	–
Transfer to Stage 2	(121)	164	(43)	–	(114)	152	(38)	–
Transfer to Stage 3	(15)	(164)	179	–	(21)	(172)	193	–
Net remeasurement due to transfers[4]	(149)	160	11	22	(125)	139	11	25
New originations or purchases[5]	326	n/a	n/a	326	322	n/a	n/a	322
Net repayments[6]	(88)	(30)	(12)	(130)	(49)	(24)	(15)	(88)
Derecognition of financial assets (excluding disposals and write-offs)[7]	(81)	(71)	(49)	(201)	(126)	(97)	(45)	(268)
Changes to risk, parameters, and models[8]	(105)	298	893	1,086	(127)	321	744	938
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(1,220)	(1,220)	–	–	(1,077)	(1,077)
Recoveries	–	–	254	254	–	–	253	253

Foreign exchange and other adjustments	(1)	1	1	1	7	3	1	11
Balance, including off-balance sheet instruments, at end of period	717	417	175	1,309	599	392	180	1,171

Less: Allowance for off-balance sheet instruments[9]	27	33	–	60	25	43	–	68

Balance at end of period	$690	$384	$175	$1,249	$574	$349	$180	$1,103
Credit Card[10]
Balance, including off-balance sheet instruments, at beginning of period	$819	$580	$341	$1,740	$763	$521	$321	$1,605
Provision for credit losses
Transfer to Stage 1[3]	705	(623)	(82)	–	590	(521)	(69)	–
Transfer to Stage 2	(224)	288	(64)	–	(192)	259	(67)	–
Transfer to Stage 3	(30)	(563)	593	–	(38)	(475)	513	–
Net remeasurement due to transfers[4]	(240)	314	41	115	(209)	249	63	103
New originations or purchases[5]	144	n/a	n/a	144	171	n/a	n/a	171
Net repayments[6]	92	3	(22)	73	125	(51)	39	113
Derecognition of financial assets (excluding disposals and write-offs)[7]	(96)	(107)	(439)	(642)	(102)	(106)	(371)	(579)
Changes to risk, parameters, and models[8]	(236)	781	1,356	1,901	(276)	705	1,168	1,597
Disposals	–	–	–	–	(21)	(12)	(8)	(41)
Write-offs	–	–	(1,699)	(1,699)	–	–	(1,515)	(1,515)
Recoveries	–	–	297	297	–	–	260	260

Foreign exchange and other adjustments	–	–	–	–	8	11	7	26
Balance, including off-balance sheet instruments, at end of period	934	673	322	1,929	819	580	341	1,740

Less: Allowance for off-balance sheet instruments[9]	202	152	–	354	440	297	–	737

Balance at end of period	$732	$521	$322	$1,575	$379	$283	$341	$1,003
[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes allowance for loan losses related to ACI loans.
[3]	Transfers represent stage transfer movements prior to ECL remeasurement.
[4]	Represents the remeasurement between twelve-month and lifetime ECLs due to stage transfers, excluding the change to risk, parameters, and models.
[5]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[6]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[7]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[8]	Represents the change in the allowance related to changes in risk including changes to macroeconomic factors, level of risk, associated parameters, and models.
[9]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.
[10]	Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 for further details.

Allowance for Loan Losses (continued)[1,2]
(millions of Canadian dollars)	For the years ended October 31
	2019				2018
	Stage 1	Stage 2	Stage 3 [3]	Total	Stage 1	Stage 2	Stage 3 [3]	Total
Business and Government

Balance, including off-balance sheet instruments, as beginning of period	$736	$688	$133	$1,557	$706	$627	$192	$1,525
Provision for credit losses
Transfer to Stage 1[4]	214	(210)	(4)	–	133	(129)	(4)	–
Transfer to Stage 2	(127)	138	(11)	–	(106)	114	(8)	–
Transfer to Stage 3	(18)	(136)	154	–	(6)	(56)	62	–
Net remeasurement due to transfers[4]	(89)	115	2	28	(38)	68	5	35
New originations or purchases[4]	451	n/a	n/a	451	467	n/a	n/a	467
Net repayments[4]	(9)	(35)	(42)	(86)	(4)	(26)	(27)	(57)
Derecognition of financial assets (excluding disposals and write-offs)[4]	(340)	(382)	(85)	(807)	(338)	(365)	(57)	(760)
Changes to risk, parameters, and models[4]	(83)	564	241	722	(89)	447	68	426
Disposals	–	(3)	–	(3)	–	–	(5)	(5)
Write-offs	–	–	(228)	(228)	–	–	(155)	(155)
Recoveries	–	–	57	57	–	–	73	73

Foreign exchange and other adjustments	1	1	(9)	(7)	11	8	(11)	8
Balance, including off-balance sheet instruments, at end of period	736	740	208	1,684	736	688	133	1,557

Less: Allowance for off-balance sheet instruments[5]	64	92	15	171	85	137	2	224

Balance at end of period	672	648	193	1,513	651	551	131	1,333

Total Allowance for Loan Losses at end of period	$2,122	$1,579	$746	$4,447	$1,628	$1,217	$704	$3,549
[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes the allowance for loan losses related to customers' liability under acceptances.
[3]	Includes allowance for loan losses related to ACI loans.
[4]	For explanations regarding this line item, refer to the "Allowance for Loan Losses" table on the previous page in this Note.
[5]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.

The allowance for credit losses on all remaining financial assets is not significant.

FORWARD-LOOKING INFORMATION

Relevant macroeconomic factors are incorporated in the risk parameters as appropriate. Additional macroeconomic factors that are industry-specific or segment-specific are also incorporated where relevant. The key macroeconomic variables that are incorporated in determining ECLs include regional unemployment rates for all retail exposures and regional housing price index for residential mortgages and home equity lines of credit. For business and government loans, the key macroeconomic variables include gross domestic product, unemployment rates, interest rates, and credit spreads. Refer to Note 2 for a discussion on how forward-looking information is considered in determining whether there has been a significant increase in credit risk and in the measurement of ECLs.

Forward-looking macroeconomic forecasts are generated by TD Economics as part of the ECL process: A base economic forecast is accompanied with upside and downside estimates of realistically possible economic conditions. All economic forecasts are updated quarterly for each variable on a regional basis where applicable and incorporated as relevant into the quarterly modelling of base, upside and downside risk parameters used in the calculation of ECL scenarios and probability-weighted ECL. The macroeconomic variable estimations are statistically derived relative to the base forecast based on the historical distribution of each variable.

Select macroeconomic variables are projected over the forecast period, and they could have a material impact in determining ECLs. As the forecast period increases, information about the future becomes less readily available and projections are anchored on assumptions around structural relationships between economic parameters that are inherently much less certain. The following table represents the average values of the macroeconomic variables over the next twelve months and the remaining 4-year forecast period for the base, upside, and downside forecasts.

Macroeconomic Variables
						As at
						October 31, 2019
	Base Forecasts		Upside		Downside
	Next 12 months[1]	Remaining 4-year period[1]	Next 12 months[1]	Remaining 4-year period[1]	Next 12 months[1]	Remaining 4-year period[1]
Unemployment rate
Canada	5.8%	5.8%	5.7%	5.2%	6.8%	8.0%
United States	3.8	4.1	3.6	3.5	4.9	6.1
Real gross domestic product (GDP)[2]
Canada	1.6	1.8	1.8	2.2	0.6	0.3
United States	1.9	1.8	2.0	2.1	0.7	0.2
Home prices[2]
Canada (average home price)[3]	7.1	2.7	8.9	5.9	2.7	(3.5)
United States (CoreLogic HPI)[4]	3.6	3.6	4.4	5.0	2.4	1.7
Central bank policy interest rate
Canada	1.31	1.53	1.75	2.16	0.75	0.63
United States	1.75	2.20	2.00	2.86	1.06	1.00
U.S. 10-year treasury yield	1.76	2.50	2.25	3.44	1.32	1.79
U.S. 10-year BBB spread	1.80	1.80	1.73	1.59	1.96	2.19
Exchange rate (U.S. dollar/Canadian dollar)	$0.76	$0.77	$0.78	$0.83	$0.74	$ 0.69
			October 31, 2018
Unemployment rate
Canada	6.0%	6.0%	5.8%	5.5%	6.7%	7.6%
United States	3.7	3.9	3.6	3.4	4.3	6.1
Real gross domestic product (GDP)[2]
Canada	2.3	1.7	2.6	2.2	1.6	1.0
United States	2.9	1.8	3.1	2.1	2.6	1.0
Home prices[2]
Canada (average home price)[3]	3.4	3.4	4.5	5.0	0.9	0.2
United States (CoreLogic HPI)[4]	5.1	4.0	5.4	4.8	4.1	2.4
Central bank policy interest rate
Canada	1.88	2.47	2.00	3.00	1.69	1.75
United States	2.88	2.97	3.31	3.75	2.38	2.22
U.S. 10-year treasury yield	3.20	3.13	4.46	4.43	2.71	2.31
U.S. 10-year BBB spread	1.80	1.80	1.71	1.55	1.87	2.06
Exchange rate (U.S. dollar/Canadian dollar)	$0.79	$0.80	$0.80	$0.86	$0.77	$ 0.75

[1]	The numbers represent average values for the quoted periods.
[2]	The numbers represent annual % change.
[3]	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service (MLS); data is collected by the Canadian Real Estate Association (CREA).
[4]	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home's sales price over time.

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES

The allowance for credit losses is sensitive to the inputs used in internally developed models, macroeconomic variables in the forward-looking forecasts and respective probability weightings in determining the probability-weighted ECL, and other factors considered when applying expert credit judgment. Changes in these inputs, assumptions, models, and judgments would have an impact on the assessment for significant increase in credit risk and the measurement of ECLs.

The following table presents the base ECL scenario compared to the probability-weighted ECL derived from using three ECL scenarios for performing loans and off-balance sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECL and resultant change in ECL due to non-linearity and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECL[1]
(millions of Canadian dollars, except as noted)		As at
	October 31, 2019	October 31, 2018
Probability-weighted ECL	$4,271	$3,872
Base ECL	4,104	3,772
Difference – in amount	$167	$100
Difference – in percentage	3.9%	2.6%

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.

The allowance for credit losses for performing loans and off-balance sheet instruments consists of an aggregate amount of Stage 1 and Stage 2 probability-weighted ECL which are twelve-month ECLs and lifetime ECLs, respectively. Transfers from Stage 1 to Stage 2 ACLs result from a significant increase in credit risk since initial recognition of the loan. The following table presents the estimated impact of staging on ACL for performing loans and off-balance sheet instruments if they were all calculated using twelve-month ECLs compared to the current aggregate probability-weighted ECL, holding all risk profiles constant.

Incremental Lifetime ECL Impact[1]
(millions of Canadian dollars)		As at
	October 31, 2019	October 31, 2018
Aggregate Stage 1 and 2 probability-weighted ECL	$4,271	$3,872
All performing loans and off-balance sheet instruments using 12-month ECL	3,672	3,438
Incremental lifetime ECL impact	$599	$434

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.

FORECLOSED ASSETS

Foreclosed assets are repossessed non-financial assets where the Bank gains title, ownership, or possession of individual properties, such as real estate properties, which are managed for sale in an orderly manner with the proceeds used to reduce or repay any outstanding debt. The Bank does not generally occupy foreclosed properties for its business use. The Bank predominantly relies on third-party appraisals to determine the carrying value of foreclosed assets. Foreclosed assets held-for-sale were $121 million as at October 31, 2019 (October 31, 2018 – $81 million), and were recorded in Other assets on the Consolidated Balance Sheet.

LOANS PAST DUE BUT NOT IMPAIRED

A loan is classified as past due when a borrower has failed to make a payment by the contractual due date. The following table summarizes loans that are contractually past due but not impaired as at October 31.

Loans Past Due but not Impaired[1,2]
(millions of Canadian dollars)	As at
	October 31, 2019				October 31, 2018
	1-30 days	31-60 days	61-89 days	Total	1-30 days	31-60 days	61-89 days	Total
Residential mortgages	$1,709	$404	$111	$2,224	$1,471	$358	$101	$1,930
Consumer instalment and other personal	6,038	845	266	7,149	5,988	811	241	7,040
Credit card	1,401	351	229	1,981	1,403	340	213	1,956

Business and government	1,096	858	60	2,014	1,314	444	28	1,786
Total	$10,244	$2,458	$666	$13,368	$10,176	$1,953	$583	$12,712

[1]	Includes loans that are measured at FVOCI.
[2]	Balances exclude ACI loans.

MODIFIED FINANCIAL ASSETS

The amortized cost of financial assets with lifetime allowance that were modified during the year ended October 31, 2019 was $407 million (October 31, 2018 – $408 million) before modification, with insignificant modification gain or loss. The gross carrying amount of modified financial assets for which the loss allowance changed from lifetime to twelve-month ECLs during the year ended October 31, 2019 was $243 million (October 31, 2018 – nil).

COLLATERAL

As at October 31, 2019, the collateral held against total gross impaired loans represents 77% (October 31, 2018 – 81%) of total gross impaired loans. The fair value of non-financial collateral is determined at the origination date of the loan. A revaluation of non-financial collateral is performed if there has been a significant change in the terms and conditions of the loan and/or the loan is considered impaired. Management considers the nature of the collateral, seniority ranking of the debt, and loan structure in assessing the value of collateral. These estimated cash flows are reviewed at least annually, or more frequently when new information indicates a change in the timing or amount expected to be received.